Employee benefit plans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Surplus/deficit, beginning	$ 4,465	$ 4,585
Opening balance sheet asset/provision (funded status), beginning	4,465	4,585	$ 3,810
Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	12,740	12,374
Net service cost	412	372	361
Interest expense	107	86	71
Plan participant contributions	216	180
Net benefits paid to participants	1,377	(88)
Actuarial losses/(gains)	2,487	(37)
Currency translation adjustment	227	(148)
Projected benefit obligation at end of year	17,566	12,740	12,374
Reconciliation of plan assets during year
Fair value of plan assets at start of year	(8,275)	(7,789)
Employer contributions paid over the year	(347)	(293)
Plan participant contributions	(216)	(180)
Net benefits paid to participants	(1,401)	88
Interest income	(123)	(116)	(93)
Return in plan assets, excl. amounts included in net interest	(136)	(56)	(299)
Currency translation adjustment	(188)	71
Fair value of plan assets at end of year	(10,686)	(8,275)	(7,789)
Surplus/deficit, ending	6,880	4,465	4,585
Closing balance sheet asset/provision (funded status), ending	$ 6,880	$ 4,465	$ 4,585